Stockholders' Equity (capital Deficiency): Assets purchased (Details) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment, Net	$ 77,696	$ 48,657	$ 128
Intangibles (patent, trademarks, URL's)	3,675	3,735
Total		33,457
Craig Ellins
Property, Plant and Equipment, Net		$ 29,722